Class K [Member] Investment Objectives and Goals - Class K - iShares Developed Real Estate Index Fund	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About iShares Developed Real Estate Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of iShares Developed Real Estate Index Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek to track the investment results of an index composed of real estate equities in developed markets.